Label	Element	Value
KraneShares SSE STAR Market 50 Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares SSE STAR Market 50 Index ETF (the “Fund”)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

KRANE SHARES TRUST

KraneShares SSE STAR Market 50 Index ETF
(the “Fund”)

Supplement dated January 22, 2021 to the currently effective Summary Prospectus, Statutory Prospectus, and Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and the Statement of Additional Information for the Fund and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2020.

1.	Due to a change in the name of the Fund’s Underlying Index, all references to the SSE Star Market 50 Component Index are replaced with SSE Science and Technology Innovation Board 50 Index.

2.	The fee table and expense example in the “Fees and Expenses of the Fund” and “Example” sections of the Fund’s Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.88%
Distribution and/or Service (12b-1) Fees*	0.00%
Other Expenses**	0.01%
Total Annual Fund Operating Expenses	0.89%
*Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
**Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 Year	3 Years
$91	$284

3.	All references to SSE STAR Market are replaced with SSE Science and Technology Innovation Board.

4.
In the “Principal Investment Strategies” section of the Fund’s Prospectus and in the “Additional Information About the Funds - Underlying Indexes - KraneShares SSE STAR Market 50 Index ETF” section of the Fund’s Statutory Prospectus, the first sentence of the second paragraph is deleted and replaced with the following:

The Underlying Index components are weighted based on their free-float market capitalizations, subject to a 10% cap on any particular component.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
3.	All references to SSE STAR Market are replaced with SSE Science and Technology Innovation Board.

4.
In the “Principal Investment Strategies” section of the Fund’s Prospectus and in the “Additional Information About the Funds - Underlying Indexes - KraneShares SSE STAR Market 50 Index ETF” section of the Fund’s Statutory Prospectus, the first sentence of the second paragraph is deleted and replaced with the following:

The Underlying Index components are weighted based on their free-float market capitalizations, subject to a 10% cap on any particular component.

Supplement Closing [Text Block]	ck0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
KraneShares SSE STAR Market 50 Index ETF | KraneShares SSE STAR Market 50 Index ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	$ 284

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Based on estimated amounts for the current fiscal year.